Financial Statements

SBL Variable Annuity Account XVII
Year Ended December 31, 2020
With Report of Independent Registered Public Accounting Firm

SBL Variable Annuity Account XVII

Financial Statements

Year Ended December 31, 2020

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements

Statements of Net Assets
Statements of Operations and Change in Net Assets
Notes to Financial Statements
1. Organization and Significant Accounting Policies
2. Variable Annuity Contract Charges
3. Summary of Unit Transactions
4. Financial Highlights
5. Subsequent Events

4 5 14 14 18 20 21 27

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Security Benefit Life Insurance Company and Contract Owners of SBL Variable Annuity Account XVII

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise SBL Variable Annuity Account XVII (the Separate Account), as of December 31, 2020 and the related statements of operations and changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Separate Account’s auditor since 2003.

Kansas City, MO
April 30, 2021

Appendix

Subaccounts comprising SBL Variable Annuity Account XVII

Subaccounts	Statements of operations and changes in net assets
American Century VP Ultra®	For each of the two years in the period ended December 31, 2020
American Century VP Value	For each of the two years in the period ended December 31, 2020
Guggenheim VIF All Cap Value	For each of the two years in the period ended December 31, 2020
Guggenheim VIF Alpha Opportunity	For each of the two years in the period ended December 31, 2020
Guggenheim VIF High Yield	For each of the two years in the period ended December 31, 2020
Guggenheim VIF Large Cap Value	For each of the two years in the period ended December 31, 2020
Guggenheim VIF Long Short Equity	For each of the two years in the period ended December 31, 2020
Guggenheim VIF Managed Asset Allocation	For each of the two years in the period ended December 31, 2020
Guggenheim VIF Small Cap Value	For each of the two years in the period ended December 31, 2020
Guggenheim VIF SMid Cap Value	For each of the two years in the period ended December 31, 2020
Guggenheim VIF StylePlus Large Growth	For each of the two years in the period ended December 31, 2020
Guggenheim VIF StylePlus Small Growth	For each of the two years in the period ended December 31, 2020
Guggenheim VIF Total Return Bond	For each of the two years in the period ended December 31, 2020
Guggenheim VIF World Equity Income	For each of the two years in the period ended December 31, 2020
Invesco Oppenheimer V.I. Conservative Balanced Fund	For each of the two years in the period ended December 31, 2020
Invesco Oppenheimer V.I. Main Street Small Cap Fund	For each of the two years in the period ended December 31, 2020
Invesco V.I. Equity and Income	For each of the two years in the period ended December 31, 2020
Invesco V.I. Global Real Estate	For each of the two years in the period ended December 31, 2020
Invesco V.I. Government Money Market	For each of the two years in the period ended December 31, 2020
Invesco V.I. Mid Cap Core Equity	For each of the two years in the period ended December 31, 2020
Invesco V.I. Value Opportunities	For each of the two years in the period ended December 31, 2020
MFS® VIT Total Return	For each of the two years in the period ended December 31, 2020
PIMCO VIT All Asset	For each of the two years in the period ended December 31, 2020

Subaccounts	Statements of operations and changes in net assets
PIMCO VIT Low Duration	For each of the two years in the period ended December 31, 2020
PIMCO VIT Real Return	For each of the two years in the period ended December 31, 2020

SBL Variable Annuity Account XVII
Statements of Net Assets
December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Net Assets	Units Outstanding	Range of Unit Values

American Century VP Ultra®	660	$ 8,958	$ 17,660	$ 17,660	393	$ 44.81	$ 44.81
American Century VP Value	675	4,862	7,555	7,555	328	23.13	23.13
Guggenheim VIF All Cap Value	1,265	31,891	39,303	39,303	1,698	23.16	23.16
Guggenheim VIF Alpha Opportunity	422	6,085	6,253	6,253	333	18.81	18.81
Guggenheim VIF High Yield	260	5,680	7,149	7,149	333	21.42	21.42
Guggenheim VIF Large Cap Value	-	-	-	-	-	25.72	25.72
Guggenheim VIF Long Short Equity	65	779	938	938	65	14.35	14.35
Guggenheim VIF Managed Asset Allocation	6,010	133,712	200,785	200,785	14,016	13.88	21.62
Guggenheim VIF Small Cap Value	622	20,493	23,210	23,210	834	27.79	27.79
Guggenheim VIF SMid Cap Value	278	15,344	18,959	18,959	600	31.60	31.60
Guggenheim VIF StylePlus Large Growth	-	-	-	-	-	37.40	37.40
Guggenheim VIF StylePlus Small Growth	-	-	-	-	-	32.51	32.51
Guggenheim VIF Total Return Bond	323	4,261	5,845	5,845	412	14.22	14.22
Guggenheim VIF World Equity Income	-	-	-	-	-	19.66	19.66
Invesco Oppenheimer V.I. Conservative Balanced Fund	3,002	41,057	53,817	53,817	5,974	9.00	9.00
Invesco Oppenheimer V.I. Main Street Small Cap Fund	401	8,072	10,787	10,787	319	33.90	33.90
Invesco V.I. Equity and Income	13,808	214,483	246,056	246,056	17,357	14.19	14.19
Invesco V.I. Global Real Estate	283	4,429	4,158	4,158	225	18.45	18.45
Invesco V.I. Government Money Market (a)	1,388	1,388	1,388	1,388	147	8.47	9.44
Invesco V.I. Mid Cap Core Equity	712	8,414	7,294	7,294	324	22.57	22.57
Invesco V.I. Value Opportunities	948	6,800	5,317	5,317	323	16.38	16.38
MFS® VIT Total Return	1,295	27,325	33,025	33,025	2,461	13.42	13.42
PIMCO VIT All Asset	15,203	167,098	168,299	168,299	15,244	10.82	16.76
PIMCO VIT Low Duration	3,048	31,257	31,633	31,633	2,718	11.64	11.64
PIMCO VIT Real Return	2,123	27,451	29,559	29,559	2,056	14.43	14.43

(a) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XVII
Statements of Operations and Change in Net Assets
Years Ended December 31, 2020 and 2019, Except as Noted

	American Century VP Ultra®	American Century VP Value	Guggenheim VIF All Cap Value
Net assets as of December 31, 2018	$9,134	$6,140	$42,419
Investment income (loss):
Dividend distributions	-	136	591
Investment Expenses:
Mortality and expense risk and administrative charges	(212)	(137)	(858)
Net investment income (loss)	(212)	(1)	(267)
Increase (decrease) in net assets from operations:
Capital gain distributions	1,141	396	3,130
Realized capital gain (loss) on investments	61	47	2,580
Change in unrealized appreciation (depreciation)	1,919	1,060	2,886
Net gain (loss) on investments	3,121	1,503	8,596
Net increase (decrease) in net assets from operations	2,909	1,502	8,329
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	-	-	(9,562)
Transfers between subaccounts, net	-	-	-
Maintenance charges and mortality adjustments	-	-	-
Net decrease in net assets from contract transactions	-	-	(9,562)
Total increase (decrease) in net assets	2,909	1,502	(1,233)
Net assets as of December 31, 2019	$12,043	$7,642	$41,186
Investment income (loss):
Dividend distributions	-	143	642
Investment Expenses:
Mortality and expense risk and administrative charges	(275)	(129)	(694)
Net investment income (loss)	(275)	14	(52)
Increase (decrease) in net assets from operations:
Capital gain distributions	1,264	171	1,905
Realized capital gain (loss) on investments	103	35	324
Change in unrealized appreciation (depreciation)	4,525	(307)	(2,304)
Net gain (loss) on investments	5,892	(101)	(75)
Net increase (decrease) in net assets from operations	5,617	(87)	(127)
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	-	-	(1,756)
Transfers between subaccounts, net	-	-	-
Maintenance charges and mortality adjustments	-	-	-
Net decrease in net assets from contract transactions	-	-	(1,756)
Total increase (decrease) in net assets	5,617	(87)	(1,883)
Net assets as of December 31, 2020	$17,660	$7,555	$39,303

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XVII
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Guggenheim VIF Alpha Opportunity	Guggenheim VIF High Yield	Guggenheim VIF Large Cap Value
Net assets as of December 31, 2018	$14,238	$13,787	$12,141
Investment income (loss):
Dividend distributions	11	514	-
Investment Expenses:
Mortality and expense risk and administrative charges	(208)	(218)	(146)
Net investment income (loss)	(197)	296	(146)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	33	2,374	2,812
Change in unrealized appreciation (depreciation)	(603)	(1,547)	(1,294)
Net gain (loss) on investments	(570)	827	1,518
Net increase (decrease) in net assets from operations	(767)	1,123	1,372
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	(7,148)	(7,943)	(13,514)
Transfers between subaccounts, net	37	-	1
Maintenance charges and mortality adjustments	-	-	-
Net decrease in net assets from contract transactions	(7,111)	(7,943)	(13,513)
Total increase (decrease) in net assets	(7,878)	(6,820)	(12,141)
Net assets as of December 31, 2019	$6,360	$6,967	$-
Investment income (loss):
Dividend distributions	38	501	-
Investment Expenses:
Mortality and expense risk and administrative charges	(120)	(133)	-
Net investment income (loss)	(82)	368	-
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(1)	25	-
Change in unrealized appreciation (depreciation)	(24)	(211)	-
Net gain (loss) on investments	(25)	(186)	-
Net increase (decrease) in net assets from operations	(107)	182	-
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	-	-	-
Transfers between subaccounts, net	-	-	-
Maintenance charges and mortality adjustments	-	-	-
Net decrease in net assets from contract transactions	-	-	-
Total increase (decrease) in net assets	(107)	182	-
Net assets as of December 31, 2020	$6,253	$7,149	$-

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XVII
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Guggenheim VIF Long Short Equity	Guggenheim VIF Managed Asset Allocation	Guggenheim VIF Small Cap Value
Net assets as of December 31, 2018	$14,067	$211,087	$36,880
Investment income (loss):
Dividend distributions	81	3,545	182
Investment Expenses:
Mortality and expense risk and administrative charges	(280)	(3,000)	(646)
Net investment income (loss)	(199)	545	(464)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	1,711	1,348
Realized capital gain (loss) on investments	31	28,984	3,480
Change in unrealized appreciation (depreciation)	658	5,513	1,377
Net gain (loss) on investments	689	36,208	6,205
Net increase (decrease) in net assets from operations	490	36,753	5,741
Contract owner transactions:
Variable annuity deposits	-	37,508	-
Terminations, withdrawals and annuity payments	-	(81,393)	(18,326)
Transfers between subaccounts, net	-	-	-
Maintenance charges and mortality adjustments	-	(638)	-
Net decrease in net assets from contract transactions	-	(44,523)	(18,326)
Total increase (decrease) in net assets	490	(7,770)	(12,585)
Net assets as of December 31, 2019	$14,557	$203,317	$24,295
Investment income (loss):
Dividend distributions	119	2,818	215
Investment Expenses:
Mortality and expense risk and administrative charges	(194)	(2,550)	(394)
Net investment income (loss)	(75)	268	(179)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	10,866	1,554
Realized capital gain (loss) on investments	1,534	5,839	22
Change in unrealized appreciation (depreciation)	(1,830)	979	(2,123)
Net gain (loss) on investments	(296)	17,684	(547)
Net increase (decrease) in net assets from operations	(371)	17,952	(726)
Contract owner transactions:
Variable annuity deposits	-	172	-
Terminations, withdrawals and annuity payments	(13,248)	(20,109)	(359)
Transfers between subaccounts, net	-	-	-
Maintenance charges and mortality adjustments	-	(547)	-
Net decrease in net assets from contract transactions	(13,248)	(20,484)	(359)
Total increase (decrease) in net assets	(13,619)	(2,532)	(1,085)
Net assets as of December 31, 2020	$938	$200,785	$23,210

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XVII
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Guggenheim VIF SMid Cap Value	Guggenheim VIF StylePlus Large Growth	Guggenheim VIF StylePlus Small Growth
Net assets as of December 31, 2018	$23,975	$8,107	$12,741
Investment income (loss):
Dividend distributions	153	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(444)	(101)	(160)
Net investment income (loss)	(291)	(101)	(160)
Increase (decrease) in net assets from operations:
Capital gain distributions	1,810	-	-
Realized capital gain (loss) on investments	2,423	4,082	5,450
Change in unrealized appreciation (depreciation)	824	(2,223)	(3,163)
Net gain (loss) on investments	5,057	1,859	2,287
Net increase (decrease) in net assets from operations	4,766	1,758	2,127
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	(10,203)	(9,905)	(14,879)
Transfers between subaccounts, net	-	40	11
Maintenance charges and mortality adjustments	-	-	-
Net decrease in net assets from contract transactions	(10,203)	(9,865)	(14,868)
Total increase (decrease) in net assets	(5,437)	(8,107)	(12,741)
Net assets as of December 31, 2019	$18,538	$-	$-
Investment income (loss):
Dividend distributions	202	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(316)	-	-
Net investment income (loss)	(114)	-	-
Increase (decrease) in net assets from operations:
Capital gain distributions	640	-	-
Realized capital gain (loss) on investments	20	-	-
Change in unrealized appreciation (depreciation)	(125)	-	-
Net gain (loss) on investments	535	-	-
Net increase (decrease) in net assets from operations	421	-	-
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	-	-	-
Transfers between subaccounts, net	-	-	-
Maintenance charges and mortality adjustments	-	-	-
Net decrease in net assets from contract transactions	-	-	-
Total increase (decrease) in net assets	421	-	-
Net assets as of December 31, 2020	$18,959	$-	$-

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XVII
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Guggenheim VIF Total Return Bond	Guggenheim VIF World Equity Income	Invesco Oppenheimer V.I. Conservative Balanced Fund
Net assets as of December 31, 2018	$19,191	$5,562	$53,663
Investment income (loss):
Dividend distributions	523	-	1,251
Investment Expenses:
Mortality and expense risk and administrative charges	(385)	(66)	(915)
Net investment income (loss)	138	(66)	336
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	886
Realized capital gain (loss) on investments	72	1,872	1,321
Change in unrealized appreciation (depreciation)	260	(1,133)	5,207
Net gain (loss) on investments	332	739	7,414
Net increase (decrease) in net assets from operations	470	673	7,750
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	-	(6,236)	(9,445)
Transfers between subaccounts, net	-	1	-
Maintenance charges and mortality adjustments	-	-	(123)
Net decrease in net assets from contract transactions	-	(6,235)	(9,568)
Total increase (decrease) in net assets	470	(5,562)	(1,818)
Net assets as of December 31, 2019	$19,661	$-	$51,845
Investment income (loss):
Dividend distributions	376	-	1,061
Investment Expenses:
Mortality and expense risk and administrative charges	(319)	-	(869)
Net investment income (loss)	57	-	192
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	1,179
Realized capital gain (loss) on investments	4,051	-	551
Change in unrealized appreciation (depreciation)	(2,088)	-	3,905
Net gain (loss) on investments	1,963	-	5,635
Net increase (decrease) in net assets from operations	2,020	-	5,827
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	(15,836)	-	(3,724)
Transfers between subaccounts, net	-	-	-
Maintenance charges and mortality adjustments	-	-	(131)
Net decrease in net assets from contract transactions	(15,836)	-	(3,855)
Total increase (decrease) in net assets	(13,816)	-	1,972
Net assets as of December 31, 2020	$5,845	$-	$53,817

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XVII
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Invesco Oppenheimer V.I. Main Street Small Cap Fund	Invesco V.I. Equity and Income	Invesco V.I. Global Real Estate
Net assets as of December 31, 2018	$15,907	$243,306	$4,468
Investment income (loss):
Dividend distributions	-	5,966	233
Investment Expenses:
Mortality and expense risk and administrative charges	(270)	(3,793)	(100)
Net investment income (loss)	(270)	2,173	133
Increase (decrease) in net assets from operations:
Capital gain distributions	1,699	18,595	6
Realized capital gain (loss) on investments	325	12,258	39
Change in unrealized appreciation (depreciation)	1,113	9,927	736
Net gain (loss) on investments	3,137	40,780	781
Net increase (decrease) in net assets from operations	2,867	42,953	914
Contract owner transactions:
Variable annuity deposits	-	40,188	-
Terminations, withdrawals and annuity payments	(9,579)	(72,089)	(257)
Transfers between subaccounts, net	-	-	-
Maintenance charges and mortality adjustments	-	(895)	-
Net decrease in net assets from contract transactions	(9,579)	(32,796)	(257)
Total increase (decrease) in net assets	(6,712)	10,157	657
Net assets as of December 31, 2019	$9,195	$253,463	$5,125
Investment income (loss):
Dividend distributions	32	4,901	214
Investment Expenses:
Mortality and expense risk and administrative charges	(167)	(3,235)	(84)
Net investment income (loss)	(135)	1,666	130
Increase (decrease) in net assets from operations:
Capital gain distributions	128	10,133	120
Realized capital gain (loss) on investments	10	(727)	(21)
Change in unrealized appreciation (depreciation)	1,589	3,718	(949)
Net gain (loss) on investments	1,727	13,124	(850)
Net increase (decrease) in net assets from operations	1,592	14,790	(720)
Contract owner transactions:
Variable annuity deposits	-	268	-
Terminations, withdrawals and annuity payments	-	(21,713)	(247)
Transfers between subaccounts, net	-	-	-
Maintenance charges and mortality adjustments	-	(752)	-
Net decrease in net assets from contract transactions	-	(22,197)	(247)
Total increase (decrease) in net assets	1,592	(7,407)	(967)
Net assets as of December 31, 2020	$10,787	$246,056	$4,158

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XVII
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Invesco V.I. Government Money Market(a)	Invesco V.I. Mid Cap Core Equity	Invesco V.I. Value Opportunities
Net assets as of December 31, 2018	$11,857	$11,995	$4,035
Investment income (loss):
Dividend distributions	193	14	-
Investment Expenses:
Mortality and expense risk and administrative charges	(232)	(203)	(93)
Net investment income (loss)	(39)	(189)	(93)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	712	1,019
Realized capital gain (loss) on investments	-	(108)	(25)
Change in unrealized appreciation (depreciation)	-	1,841	213
Net gain (loss) on investments	-	2,445	1,207
Net increase (decrease) in net assets from operations	(39)	2,256	1,114
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	(94)	(7,422)	-
Transfers between subaccounts, net	-	-	-
Maintenance charges and mortality adjustments	-	-	-
Net decrease in net assets from contract transactions	(94)	(7,422)	-
Total increase (decrease) in net assets	(133)	(5,166)	1,114
Net assets as of December 31, 2019	$11,724	$6,829	$5,149
Investment income (loss):
Dividend distributions	24	31	4
Investment Expenses:
Mortality and expense risk and administrative charges	(171)	(123)	(85)
Net investment income (loss)	(147)	(92)	(81)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	1,345	197
Realized capital gain (loss) on investments	-	(22)	(48)
Change in unrealized appreciation (depreciation)	-	(766)	100
Net gain (loss) on investments	-	557	249
Net increase (decrease) in net assets from operations	(147)	465	168
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	(10,189)	-	-
Transfers between subaccounts, net	-	-	-
Maintenance charges and mortality adjustments	-	-	-
Net decrease in net assets from contract transactions	(10,189)	-	-
Total increase (decrease) in net assets	(10,336)	465	168
Net assets as of December 31, 2020	$1,388	$7,294	$5,317

(a) Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XVII
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	MFS® VIT Total Return	PIMCO VIT All Asset	PIMCO VIT Low Duration
Net assets as of December 31, 2018	$27,233	$174,271	$45,470
Investment income (loss):
Dividend distributions	638	5,261	1,270
Investment Expenses:
Mortality and expense risk and administrative charges	(390)	(2,427)	(903)
Net investment income (loss)	248	2,834	367
Increase (decrease) in net assets from operations:
Capital gain distributions	816	-	-
Realized capital gain (loss) on investments	129	(2,945)	(16)
Change in unrealized appreciation (depreciation)	3,813	17,816	557
Net gain (loss) on investments	4,758	14,871	541
Net increase (decrease) in net assets from operations	5,006	17,705	908
Contract owner transactions:
Variable annuity deposits	-	31,782	-
Terminations, withdrawals and annuity payments	(678)	(48,755)	(1,659)
Transfers between subaccounts, net	-	-	-
Maintenance charges and mortality adjustments	(120)	(652)	-
Net decrease in net assets from contract transactions	(798)	(17,625)	(1,659)
Total increase (decrease) in net assets	4,208	80	(751)
Net assets as of December 31, 2019	$31,441	$174,351	$44,719
Investment income (loss):
Dividend distributions	634	7,834	513
Investment Expenses:
Mortality and expense risk and administrative charges	(397)	(2,104)	(813)
Net investment income (loss)	237	5,730	(300)
Increase (decrease) in net assets from operations:
Capital gain distributions	825	-	-
Realized capital gain (loss) on investments	156	(2,303)	139
Change in unrealized appreciation (depreciation)	1,253	5,406	622
Net gain (loss) on investments	2,234	3,103	761
Net increase (decrease) in net assets from operations	2,471	8,833	461
Contract owner transactions:
Variable annuity deposits	-	209	-
Terminations, withdrawals and annuity payments	(767)	(14,554)	(13,547)
Transfers between subaccounts, net	-	-	-
Maintenance charges and mortality adjustments	(120)	(540)	-
Net decrease in net assets from contract transactions	(887)	(14,885)	(13,547)
Total increase (decrease) in net assets	1,584	(6,052)	(13,086)
Net assets as of December 31, 2020	$33,025	$168,299	$31,633

SBL Variable Annuity Account XVII
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

PIMCO VIT Real Return
Net assets as of December 31, 2018	$38,607
Investment income (loss):
Dividend distributions	667
Investment Expenses:
Mortality and expense risk and administrative charges	(789)
Net investment income (loss)	(122)
Increase (decrease) in net assets from operations:
Capital gain distributions	-
Realized capital gain (loss) on investments	(65)
Change in unrealized appreciation (depreciation)	2,622
Net gain (loss) on investments	2,557
Net increase (decrease) in net assets from operations	2,435
Contract owner transactions:
Variable annuity deposits	-
Terminations, withdrawals and annuity payments	(1,049)
Transfers between subaccounts, net	-
Maintenance charges and mortality adjustments	-
Net decrease in net assets from contract transactions	(1,049)
Total increase (decrease) in net assets	1,386
Net assets as of December 31, 2019	$39,993
Investment income (loss):
Dividend distributions	524
Investment Expenses:
Mortality and expense risk and administrative charges	(747)
Net investment income (loss)	(223)
Increase (decrease) in net assets from operations:
Capital gain distributions	-
Realized capital gain (loss) on investments	807
Change in unrealized appreciation (depreciation)	3,001
Net gain (loss) on investments	3,808
Net increase (decrease) in net assets from operations	3,585
Contract owner transactions:
Variable annuity deposits	-
Terminations, withdrawals and annuity payments	(14,019)
Transfers between subaccounts, net	-
Maintenance charges and mortality adjustments	-
Net decrease in net assets from contract transactions	(14,019)
Total increase (decrease) in net assets	(10,434)
Net assets as of December 31, 2020	$29,559

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account XVII
Notes to Financial Statements
December 31, 2020

1. Organization and Significant Accounting Policies

SBL Variable Annuity Account XVII (the Account) is a deferred variable annuity contract offered by Security Benefit Life Insurance Company (SBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for ClassicStrategies and ThirdFed are allocated to one or more of the subaccounts that comprise the Account.   The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended.  Deposits received by the Account are invested in the MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Pacific Investment Management Company (PIMCO) Variable Insurance Trust, SBL Fund and The Universal Institutional Funds, Inc. mutual funds not otherwise available to the public.As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

American Century VP Ultra®	II	American Century Investment Management, Inc	-
American Century VP Value	II	American Century Investment Management, Inc	-
BNY Mellon IP Technology Growth	Service	BNY Mellon Investment Adviser, Inc	-
Guggenheim VIF All Cap Value	-	Security Investors, LLC	-
Guggenheim VIF Alpha Opportunity	-	Security Investors, LLC	-
Guggenheim VIF High Yield	-	Security Investors, LLC	-
Guggenheim VIF Large Cap Value	-	Security Investors, LLC	-
Guggenheim VIF Long Short Equity	-	Security Investors, LLC	-
Guggenheim VIF Managed Asset Allocation	-	Security Investors, LLC	-
Guggenheim VIF Small Cap Value	-	Security Investors, LLC	-
Guggenheim VIF SMid Cap Value	-	Security Investors, LLC	-
Guggenheim VIF StylePlus Large Core	-	Security Investors, LLC	-
Guggenheim VIF StylePlus Large Growth	-	Security Investors, LLC	-
Guggenheim VIF StylePlus Mid Growth	-	Security Investors, LLC	-
Guggenheim VIF StylePlus Small Growth	-	Security Investors, LLC	-
Guggenheim VIF Total Return Bond	-	Security Investors, LLC	-
Guggenheim VIF World Equity Income	-	Security Investors, LLC	-
Invesco Oppenheimer V.I. Conservative Balanced Fund	Series I	Invesco Advisers, Inc	-
Invesco Oppenheimer V.I. Main Street Small Cap Fund	Series II	Invesco Advisers, Inc	-
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc	-
Invesco V.I. Global Real Estate	Series I	Invesco Advisers, Inc	Invesco Asset Management Ltd
Invesco V.I. Government Money Market	Series II	Invesco Advisers, Inc	-
Invesco V.I. Health Care	Series I	Invesco Advisers, Inc	-
Invesco V.I. International Growth	Series II	Invesco Advisers, Inc	-
Invesco V.I. Mid Cap Core Equity	Series II	Invesco Advisers, Inc	-

SBL Variable Annuity Account XVII
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Invesco V.I. Value Opportunities	Series II	Invesco Advisers, Inc	-
MFS® VIT Total Return	Service	Massachusetts Financial Services Company	-
Neuberger Berman AMT Sustainable Equity	S	Neuberger Berman Investment Advisers LLC	-
PIMCO VIT All Asset	Administrative	Pacific Investment Management Company, LLC	Research Affiliates LLC
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company, LLC	-
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company, LLC	-

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

SBL Variable Annuity Account XVII
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Thirty-one subaccounts are currently offered by the Account.  The following subaccounts had no activity for two consecutive years and are not included in the statements of net assets or the statements of operations and changes in net assets:

Subaccount

BNY Mellon IP Technology Growth
Guggenheim VIF StylePlus Large Core
Guggenheim VIF StylePlus Mid Growth
Invesco V.I. Health Care
Invesco V.I. International Growth
Neuberger Berman AMT Sustainable Equity

All subaccounts reported a full twelve month period except for the following as indicated:
Inception Date	Subaccount

April 29, 2016	Invesco V.I. Government Money Market

During the current year the following subaccount was liquidated and subsequently reinvested:
Date	Liquidated Subaccount	Reinvested Subaccount	Transferred Assets ($)

April 30, 2020	BNY Mellon VIF International Value	Invesco V.I. Government Money Market	-

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund).  Investment transactions are accounted for on the trade date.  Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.  The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2020, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales

American Century VP Ultra®	$ 1,264	$ 275
American Century VP Value	314	129
Guggenheim VIF All Cap Value	2,547	2,450
Guggenheim VIF Alpha Opportunity	38	120
Guggenheim VIF High Yield	501	133
Guggenheim VIF Long Short Equity	119	13,442
Guggenheim VIF Managed Asset Allocation	13,684	23,034
Guggenheim VIF Small Cap Value	1,769	753
Guggenheim VIF SMid Cap Value	842	316
Guggenheim VIF Total Return Bond	376	16,155
Invesco Oppenheimer V.I. Conservative Balanced Fund	2,239	4,723
Invesco Oppenheimer V.I. Main Street Small Cap Fund	160	167
Invesco V.I. Equity and Income	15,034	25,432
Invesco V.I. Global Real Estate	334	331

SBL Variable Annuity Account XVII
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Invesco V.I. Government Money Market (a)	$ 24	$ 10,360
Invesco V.I. Mid Cap Core Equity	1,376	123
Invesco V.I. Value Opportunities	201	85
MFS® VIT Total Return	1,460	1,285
PIMCO VIT All Asset	7,834	16,989
PIMCO VIT Low Duration	513	14,360
PIMCO VIT Real Return	524	14,766

(a) Liquidation. See Note 1.

Market Risk

Each subaccount invests in shares of a single underlying fund.  The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met.  A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

As of December 31, 2020, annuity reserves have not been established, as there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

As the economic and regulatory environment continues to evolve related to COVID-19, we cannot reasonably estimate the length or severity of this event or the impact to Separate Account performance and financial results. However, in general, a

SBL Variable Annuity Account XVII
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

deterioration in general economic and business conditions can have a negative impact on individual unit values and could cause a net decrease in net assets resulting from operations of the separate account.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed net asset values (NAVs).  The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments.  The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund.  That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.
The Account had no financial liabilities as of December 31, 2020.

2. Variable Annuity Contract Charges

ClassicStrategies

Mortality and Expense Risk Charge: Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.85% of the average daily net asset.

Administrative Charge: SBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value.

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

• Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 8% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

• Rider Charge: SBL deducts a monthly amount for each rider, equal to a percentage of contract value, not to exceed a total charge of 0.95% of the contract value.

SBL Variable Annuity Account XVII
Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

ThirdFed

Mortality and Expense Risk Charge: Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.15% of the average daily net asset value.

Administrative Charge: SBL deducts a daily administration charge equivalent to an annual rate of 0.15% for the Guggenheim VIF Managed Asset Allocation, Guggenheim VIF Money Market subaccounts, MFS VIT Total Return and PIMCO VIT All Asset; 0.30% for the Invesco V.I. Equity and Income subaccount; and 0.55% for the Oppenheimer Conservative Balanced Fund/VA subaccount of the average daily net asset value.

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

• Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first five years of the contract.

• Rider Charge: SBL deducts a monthly charge for each rider, equal to a percentage of the contract value, not to exceed a total charge of 0.75% of the contract value.

SBL Variable Annuity Account XVII
Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2020 and 2019, were as follows:

		2020			2019
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

American Century VP Ultra®	-	-	-	-	-	-
American Century VP Value	-	-	-	-	-	-
Guggenheim VIF All Cap Value	-	(79)	(79)	-	(444)	(444)
Guggenheim VIF Alpha Opportunity	-	-	-	-	(381)	(381)
Guggenheim VIF High Yield	-	-	-	-	(389)	(389)
Guggenheim VIF Large Cap Value	-	-	-	-	(565)	(565)
Guggenheim VIF Long Short Equity	-	(978)	(978)	-	-	-
Guggenheim VIF Managed Asset Allocation	408	(1,766)	(1,358)	3,492	(6,211)	(2,719)
Guggenheim VIF Small Cap Value	-	(13)	(13)	-	(700)	(700)
Guggenheim VIF SMid Cap Value	-	-	-	-	(364)	(364)
Guggenheim VIF StylePlus Large Growth	-	-	-	-	(386)	(386)
Guggenheim VIF StylePlus Small Growth	-	-	-	-	(625)	(625)
Guggenheim VIF Total Return Bond	-	(1,137)	(1,137)	-	-	-
Guggenheim VIF World Equity Income	-	-	-	-	(352)	(352)
Invesco Oppenheimer V.I. Conservative Balanced Fund	182	(514)	(332)	201	(1,214)	(1,013)
Invesco Oppenheimer V.I. Main Street Small Cap Fund	-	-	-	-	(362)	(362)
Invesco V.I. Equity and Income	535	(1,923)	(1,388)	3,676	(5,583)	(1,907)
Invesco V.I. Global Real Estate	-	(13)	(13)	-	(13)	(13)
Invesco V.I. Government Money Market(a)	-	(1,073)	(1,073)	-	(9)	(9)
Invesco V.I. Mid Cap Core Equity	-	-	-	-	(373)	(373)
Invesco V.I. Value Opportunities	-	-	-	-	-	-
MFS® VIT Total Return	75	(71)	4	73	(65)	8
PIMCO VIT All Asset	452	(1,571)	(1,119)	3,623	(4,818)	(1,195)
PIMCO VIT Low Duration	-	(1,162)	(1,162)	-	(144)	(144)
PIMCO VIT Real Return	-	(987)	(987)	-	(80)	(80)

(a) Liquidation. See Note 1.

SBL Variable Annuity Account XVII
Notes to Financial Statements (continued)

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance.  Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.  The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2020, were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

American Century VP Ultra®
2020	393	44.81	44.81	17,660	-	1.95	1.95	46.63	46.63
2019	393	30.56	30.56	12,043	-	1.95	1.95	31.84	31.84
2018	393	23.18	23.18	9,134	0.12	1.95	1.95	(1.36)	(1.36)
2017	393	23.50	23.50	9,261	0.23	1.95	1.95	29.41	29.41
2016	381	18.16	18.16	6,940	0.18	1.95	1.95	2.37	2.37
American Century VP Value
2020	328	23.13	23.13	7,555	0.02	1.95	1.95	(1.11)	(1.11)
2019	328	23.39	23.39	7,642	1.97	1.95	1.95	24.41	24.41
2018	328	18.80	18.80	6,140	1.59	1.95	1.95	(11.03)	(11.03)
2017	328	21.13	21.13	6,904	1.48	1.95	1.95	6.45	6.45
2016	328	19.85	19.85	6,485	1.55	1.95	1.95	17.94	17.94
Guggenheim VIF All Cap Value
2020	1,698	23.16	23.16	39,303	0.02	1.95	1.95	(0.09)	(0.09)
2019	1,777	23.18	23.18	41,186	1.41	1.95	1.95	21.30	21.30
2018	2,221	19.11	19.11	42,419	1.18	1.95	1.95	(12.38)	(12.38)
2017	2,353	21.81	21.81	51,305	1.06	1.95	1.95	12.54	12.54
2016	2,420	19.38	19.38	46,872	1.48	1.95	1.95	20.37	20.37

SBL Variable Annuity Account XVII
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF Alpha Opportunity
2020	333	18.81	18.81	6,253	0.01	1.95	1.95	(1.67)	(1.67)
2019	333	19.13	19.13	6,360	0.11	1.95	1.95	(4.35)	(4.35)
2018	714	20.00	20.00	14,238	-	1.95	1.95	(13.31)	(13.31)
2017	714	23.07	23.07	16,422	-	1.95	1.95	5.15	5.15
2016	714	21.94	21.94	15,619	-	1.95	1.95	10.58	10.58
Guggenheim VIF High Yield
2020	333	21.42	21.42	7,149	0.07	1.95	1.95	2.59	2.59
2019	333	20.88	20.88	6,967	4.95	1.95	1.95	9.55	9.55
2018	722	19.06	19.06	13,787	7.93	1.95	1.95	(6.02)	(6.02)
2017	722	20.28	20.28	14,666	5.00	1.95	1.95	4.16	4.16
2016	722	19.47	19.47	14,078	8.49	1.95	1.95	15.28	15.28
Guggenheim VIF Large Cap Value
2020	-	25.72	25.72	-	-	1.95	1.95	0.23	0.23
2019	-	25.66	25.66	-	-	1.95	1.95	19.40	19.40
2018	565	21.49	21.49	12,141	1.35	1.95	1.95	(11.27)	(11.27)
2017	610	24.22	24.22	14,781	1.24	1.95	1.95	13.55	13.55
2016	610	21.33	21.33	13,016	1.68	1.95	1.95	19.03	19.03
Guggenheim VIF Long Short Equity
2020	65	14.35	14.35	938	0.02	1.95	1.95	2.87	2.87
2019	1,043	13.95	13.95	14,557	0.57	1.95	1.95	3.49	3.49
2018	1,043	13.48	13.48	14,067	-	1.95	1.95	(14.68)	(14.68)
2017	1,043	15.80	15.80	16,480	0.35	1.95	1.95	12.62	12.62
2016	1,043	14.03	14.03	14,632	-	1.95	1.95	(1.27)	(1.27)
Guggenheim VIF Managed Asset Allocation
2020	14,016	13.88	21.62	200,785	0.01	1.30	1.95	7.76	10.36
2019	15,374	12.88	19.59	203,317	1.71	1.30	1.95	15.10	17.80
2018	18,093	11.19	16.63	211,087	1.46	1.30	1.95	(9.76)	(7.61)
2017	18,266	12.40	18.00	235,257	1.52	1.30	1.95	9.64	12.22
2016	18,193	11.31	16.04	213,201	1.16	1.30	1.95	3.38	5.87

SBL Variable Annuity Account XVII
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF Small Cap Value
2020	834	27.79	27.79	23,210	0.01	1.95	1.95	(2.90)	(2.90)
2019	847	28.62	28.62	24,295	0.60	1.95	1.95	20.20	20.20
2018	1,547	23.81	23.81	36,880	0.37	1.95	1.95	(14.38)	(14.38)
2017	1,562	27.81	27.81	43,468	0.37	1.95	1.95	1.68	1.68
2016	1,566	27.35	27.35	42,874	0.11	1.95	1.95	24.15	24.15
Guggenheim VIF SMid Cap Value
2020	600	31.60	31.60	18,959	0.01	1.95	1.95	2.27	2.27
2019	600	30.90	30.90	18,538	0.72	1.95	1.95	24.25	24.25
2018	964	24.87	24.87	23,975	0.64	1.95	1.95	(14.68)	(14.68)
2017	964	29.15	29.15	28,098	0.66	1.95	1.95	11.51	11.51
2016	955	26.14	26.14	24,962	0.92	1.95	1.95	24.30	24.30
Guggenheim VIF StylePlus Large Growth
2020	-	37.40	37.40	-	-	1.95	1.95	35.16	35.16
2019	-	27.67	27.67	-	-	1.95	1.95	31.32	31.32
2018	386	21.07	21.07	8,107	1.73	1.95	1.95	(5.52)	(5.52)
2017	386	22.30	22.30	8,582	0.99	1.95	1.95	27.57	27.57
2016	386	17.48	17.48	6,727	0.52	1.95	1.95	6.59	6.59
Guggenheim VIF StylePlus Small Growth
2020	-	32.51	32.51	-	-	1.95	1.95	29.26	29.26
2019	-	25.15	25.15	-	-	1.95	1.95	23.22	23.22
2018	625	20.41	20.41	12,741	1.12	1.95	1.95	(12.06)	(12.06)
2017	625	23.21	23.21	14,488	0.72	1.95	1.95	20.01	20.01
2016	625	19.34	19.34	12,072	0.38	1.95	1.95	11.21	11.21
Guggenheim VIF Total Return Bond
2020	412	14.22	14.22	5,845	0.03	1.95	1.95	11.97	11.97
2019	1,549	12.70	12.70	19,661	2.69	1.95	1.95	2.42	2.42
2018	1,549	12.40	12.40	19,191	4.38	1.95	1.95	(0.80)	(0.80)
2017	1,549	12.50	12.50	19,354	4.29	1.95	1.95	4.60	4.60
2016	1,549	11.95	11.95	18,494	3.99	1.95	1.95	4.73	4.73

SBL Variable Annuity Account XVII
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF World Equity Income
2020	-	19.66	19.66	-	-	1.95	1.95	4.57	4.57
2019	-	18.80	18.80	-	-	1.95	1.95	19.06	19.06
2018	352	15.79	15.79	5,562	2.84	1.95	1.95	(9.98)	(9.98)
2017	384	17.54	17.54	6,744	2.77	1.95	1.95	12.80	12.80
2016	384	15.55	15.55	5,978	3.06	1.95	1.95	8.21	8.21
Invesco Oppenheimer V.I. Conservative Balanced Fund
2020	5,974	9.00	9.00	53,817	0.02	1.70	1.70	9.62	9.62
2019	6,306	8.21	8.21	51,845	2.37	1.70	1.70	12.16	12.16
2018	7,319	7.32	7.32	53,663	2.05	1.70	1.70	(9.74)	(9.74)
2017	7,430	8.11	8.11	60,317	1.97	1.70	1.70	4.24	4.24
2016	7,303	7.78	7.78	56,878	2.40	1.70	1.70	0.39	0.39
Invesco Oppenheimer V.I. Main Street Small Cap Fund
2020	319	33.90	33.90	10,787	0.00	1.95	1.95	17.30	17.30
2019	319	28.90	28.90	9,195	-	1.95	1.95	23.66	23.66
2018	681	23.37	23.37	15,907	0.06	1.95	1.95	(12.27)	(12.27)
2017	719	26.64	26.64	19,151	0.64	1.95	1.95	11.70	11.70
2016	719	23.85	23.85	17,145	0.24	1.95	1.95	15.38	15.38
Invesco V.I. Equity and Income
2020	17,357	14.19	14.19	246,056	0.02	1.45	1.45	4.88	4.88
2019	18,745	13.53	13.53	253,463	2.40	1.45	1.45	14.76	14.76
2018	20,652	11.79	11.79	243,306	2.11	1.45	1.45	(13.69)	(13.69)
2017	20,793	13.66	13.66	283,782	1.46	1.45	1.45	5.97	5.97
2016	20,694	12.89	12.89	266,578	1.59	1.45	1.45	9.80	9.80
Invesco V.I. Global Real Estate
2020	225	18.45	18.45	4,158	0.05	1.95	1.95	(14.03)	(14.03)
2019	238	21.46	21.46	5,125	4.86	1.95	1.95	20.63	20.63
2018	251	17.79	17.79	4,468	3.96	1.95	1.95	(8.01)	(8.01)
2017	265	19.34	19.34	5,126	2.09	1.95	1.95	10.83	10.83
2016	615	17.45	17.45	10,741	1.64	1.95	1.95	0.06	0.06

SBL Variable Annuity Account XVII
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Government Money Market (a)
2020	147	8.47	9.44	1,388	0.00	1.30	1.95	(3.97)	(1.77)
2019	1,220	8.82	9.61	11,724	1.64	1.30	1.95	(2.65)	(0.31)
2018	1,229	9.06	9.64	11,857	1.28	1.30	1.95	(3.00)	(0.72)
2017	1,239	9.34	9.71	12,033	0.31	1.30	1.95	(3.91)	(1.62)
2016	1,239	9.72	9.87	12,235	0.05	1.30	1.95	(2.80)	(1.30)
Invesco V.I. Mid Cap Core Equity
2020	324	22.57	22.57	7,294	0.00	1.95	1.95	6.81	6.81
2019	324	21.13	21.13	6,829	0.15	1.95	1.95	22.63	22.63
2018	697	17.23	17.23	11,995	0.12	1.95	1.95	(13.37)	(13.37)
2017	697	19.89	19.89	13,840	0.32	1.95	1.95	12.44	12.44
2016	697	17.69	17.69	12,310	-	1.95	1.95	10.98	10.98
Invesco V.I. Value Opportunities
2020	323	16.38	16.38	5,317	0.00	1.95	1.95	3.28	3.28
2019	323	15.86	15.86	5,149	-	1.95	1.95	27.59	27.59
2018	323	12.43	12.43	4,035	-	1.95	1.95	(20.93)	(20.93)
2017	323	15.72	15.72	5,103	0.02	1.95	1.95	14.91	14.91
2016	323	13.68	13.68	4,440	0.07	1.95	1.95	15.64	15.64
MFS® VIT Total Return
2020	2,461	13.42	13.42	33,025	0.02	1.30	1.30	4.84	4.84
2019	2,457	12.80	12.80	31,441	2.17	1.30	1.30	15.11	15.11
2018	2,449	11.12	11.12	27,233	2.03	1.30	1.30	(9.89)	(9.89)
2017	2,443	12.34	12.34	30,140	2.19	1.30	1.30	7.30	7.30
2016	2,434	11.50	11.50	27,977	2.70	1.30	1.30	4.26	4.26

(a) Liquidation. See Note 1.

SBL Variable Annuity Account XVII
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT All Asset
2020	15,244	10.82	16.76	168,299	0.05	1.30	1.95	3.44	5.87
2019	16,363	10.46	15.83	174,351	3.02	1.30	1.95	7.17	9.78
2018	17,558	9.76	14.42	174,271	3.25	1.30	1.95	(9.38)	(7.27)
2017	17,621	10.77	15.55	192,977	4.74	1.30	1.95	8.68	11.31
2016	17,613	9.91	13.97	177,274	2.63	1.30	1.95	8.19	10.70
PIMCO VIT Low Duration
2020	2,718	11.64	11.64	31,633	0.01	1.95	1.95	0.95	0.95
2019	3,880	11.53	11.53	44,719	2.82	1.95	1.95	2.04	2.04
2018	4,024	11.30	11.30	45,470	1.92	1.95	1.95	(1.65)	(1.65)
2017	4,264	11.49	11.49	48,966	1.36	1.95	1.95	(0.61)	(0.61)
2016	4,420	11.56	11.56	51,073	1.49	1.95	1.95	(0.60)	(0.60)
PIMCO VIT Real Return
2020	2,056	14.43	14.43	29,559	0.02	1.95	1.95	9.48	9.48
2019	3,043	13.18	13.18	39,993	1.70	1.95	1.95	6.38	6.38
2018	3,123	12.39	12.39	38,607	2.47	1.95	1.95	(4.18)	(4.18)
2017	3,278	12.93	12.93	42,270	2.40	1.95	1.95	1.65	1.65
2016	3,340	12.72	12.72	42,374	2.26	1.95	1.95	3.16	3.16

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets.  Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative, rider and mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to the unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.  The disclosed range represents the lowest expense ratio to highest expense ratio, respectively.  Certain contractholders may have expenses outside the range depending on the timing of deposits, withdrawals, and/or fund transfers.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.  The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

SBL Variable Annuity Account XVII
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.